Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of fair value measurement of assets	Fair value of financial instruments

	2025							2024
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	368	—	—	—	—	368	377	457	—	—	—	—	457	466
Venture funds and similar equity investments	—	—	—	857	—	857	857	—	—	—	865	—	865	865
Other non-current financial assets	96	—	82	—	37	215	215	179	—	97	—	40	316	316
Other current financial assets	231	—	—	—	17	248	248	315	92	—	—	25	432	432
Derivative assets(3)	—	—	127	—	—	127	127	—	—	197	—	—	197	197
Trade receivables(4)	—	—	—	—	4 975	4 975	4 975	—	—	—	—	5 248	5 248	5 248
Current interest-bearing financial investments	323	—	638	—	—	961	962	486	—	1 175	—	—	1 661	1 661
Cash and cash equivalents	4 647	—	815	—	—	5 462	5 462	5 251	—	1 372	—	—	6 623	6 623
Total financial assets	5 665	—	1 662	857	5 029	13 213	13 223	6 688	92	2 841	865	5 313	15 799	15 808
Long-term interest-bearing liabilities	2 329	—	—	—	—	2 329	2 401	2 918	—	—	—	—	2 918	2 986
Other long-term financial liabilities	28	—	—	31	—	59	59	33	—	—	45	—	78	78
Short-term interest-bearing liabilities	1 084	—	—	—	—	1 084	1 083	969	—	—	—	—	969	969
Other short-term financial liabilities(5)	46	—	—	6	—	52	52	883	—	—	488	—	1 371	1 371
Derivative liabilities(3)	—	—	266	—	—	266	266	—	—	299	—	—	299	299
Discounts without performance obligations(4)	294	—	—	—	—	294	294	380	—	—	—	—	380	380
Trade payables	2 978	—	—	—	—	2 978	2 978	3 213	—	—	—	—	3 213	3 213
Total financial liabilities	6 759	—	266	37	—	7 062	7 133	8 396	—	299	533	—	9 228	9 296
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative assets and liabilities.
(4)For further information on trade receivables and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.
(5)In 2024, other financial liabilities included a liability related to Nokia's share buyback program reflecting Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf.

Schedule of fair value measurement of liabilities	Fair value of financial instruments

	2025							2024
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	368	—	—	—	—	368	377	457	—	—	—	—	457	466
Venture funds and similar equity investments	—	—	—	857	—	857	857	—	—	—	865	—	865	865
Other non-current financial assets	96	—	82	—	37	215	215	179	—	97	—	40	316	316
Other current financial assets	231	—	—	—	17	248	248	315	92	—	—	25	432	432
Derivative assets(3)	—	—	127	—	—	127	127	—	—	197	—	—	197	197
Trade receivables(4)	—	—	—	—	4 975	4 975	4 975	—	—	—	—	5 248	5 248	5 248
Current interest-bearing financial investments	323	—	638	—	—	961	962	486	—	1 175	—	—	1 661	1 661
Cash and cash equivalents	4 647	—	815	—	—	5 462	5 462	5 251	—	1 372	—	—	6 623	6 623
Total financial assets	5 665	—	1 662	857	5 029	13 213	13 223	6 688	92	2 841	865	5 313	15 799	15 808
Long-term interest-bearing liabilities	2 329	—	—	—	—	2 329	2 401	2 918	—	—	—	—	2 918	2 986
Other long-term financial liabilities	28	—	—	31	—	59	59	33	—	—	45	—	78	78
Short-term interest-bearing liabilities	1 084	—	—	—	—	1 084	1 083	969	—	—	—	—	969	969
Other short-term financial liabilities(5)	46	—	—	6	—	52	52	883	—	—	488	—	1 371	1 371
Derivative liabilities(3)	—	—	266	—	—	266	266	—	—	299	—	—	299	299
Discounts without performance obligations(4)	294	—	—	—	—	294	294	380	—	—	—	—	380	380
Trade payables	2 978	—	—	—	—	2 978	2 978	3 213	—	—	—	—	3 213	3 213
Total financial liabilities	6 759	—	266	37	—	7 062	7 133	8 396	—	299	533	—	9 228	9 296
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative assets and liabilities.
(4)For further information on trade receivables and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.
(5)In 2024, other financial liabilities included a liability related to Nokia's share buyback program reflecting Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf.

Schedule of interest-bearing loans and other borrowings

					Carrying amount EURm(1)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2025	2024
Nokia Corporation	EIB R&D Loan	EUR	500	2/2025	—	500
Nokia Corporation	NIB R&D Loan	EUR	83	5/2025	—	83
Nokia Corporation	2.375% Senior Notes	EUR	292	5/2025	—	292
Nokia Corporation	2.00% Senior Notes	EUR	630	3/2026	630	624
Nokia Corporation	4.375% Senior Notes	USD	500	6/2027	418	458
Nokia of America Corporation	6.50% Senior Notes	USD	74	1/2028	63	71
Nokia Corporation	3.125% Senior Notes	EUR	500	5/2028	490	487
Nokia of America Corporation	6.45% Senior Notes	USD	206	3/2029	176	199
Nokia Corporation	4.375% Sustainability-linked Senior Notes(2)	EUR	500	8/2031	503	513
Nokia Corporation	NIB R&D Loan(3)	EUR	250	10/2032	250	100
Nokia Corporation	6.625% Senior Notes	USD	500	5/2039	417	455
Various Group companies	Other borrowings(4)				466	105
Total					3 413	3 887
(1)Carrying amount includes EUR 15 million of fair value losses (EUR 46 million in 2024) related to fair value hedge accounting relationships, including EUR 120 million of fair value gains (EUR 137 million in 2024) related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective senior notes.
(2)The bond has a one-time redemption premium at maturity of EUR 4 million in case Nokia does not meet its commitment to reduce its greenhouse gas (GHG) emissions (in tCO2e)
across its value chain (Scope 1, 2, and 3) by 50% between 2019 and 2030. This target is one of Nokia’s key sustainability targets and has been selected to be the Sustainability
Performance Target in Nokia’s Sustainable Finance Framework that enables the issuance of sustainability-linked financing instruments.
(3)The loan from Nordic Investment Bank (NIB) is repayable in two installments in 2031 and 2032.
(4)At 31 December 2025, other borrowings contained the M&A loan of EUR 399 million, which was drawn to acquire China Huaxin's ownership interest in Nokia Shanghai Bell (NSB).
The loan has been fully repaid during January 2026.

Schedule of changes in level 3 financial assets and liabilities measured at fair value for continuing operations	Changes in level 3 financial assets and liabilities measured at fair value

	2025		2024
EURm	Financial assets	Financial liabilities	Financial assets	Financial liabilities
1 January	865	(533)	779	(499)
Net (losses)/gains in income statement	(66)	(5)	40	(25)
Additions(1)	111	—	96	(13)
Deductions(1)	(52)	501	(45)	16
Transfers out of level 3	—	—	(5)	—
Other movements	(1)	—	—	(12)
31 December	857	(37)	865	(533)
(1)For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.